Expense Example, No Redemption {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-32 - Franklin Mutual Global Discovery Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 204
3 Years	633
5 Years	1,087
10 Years	$ 2,347